Schedule of condensed statements of cash flows (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Cash flows from operating activities
Net loss	$ (2,847,879)	£ (2,075,534)	£ (1,109,005)	£ (2,284,466)
Net cash used in operating activities	(685,763)	(499,782)	(1,433,326)	(629,591)
Cash flows from investing activities
Cash generated from investing activities	(5,451,618)	(3,973,139)	134,473	(1,223)
Cash flows from financing activities
Proceed from IPO	7,415,775	5,404,617
Repayments of other borrowings	(15,834,121)	(11,539,910)	(2,745,115)	(2,226,896)
Amount due to a related party	(4,930,834)	(3,593,592)	(5,137,647)	(3,716,062)
Net cash generated from financing activities	6,044,766	4,405,423	1,338,682	835,733
Cash and cash equivalents at the beginning of the year	357,737	260,719	220,890	15,971
Cash and cash equivalents at the end of the year	265,122	193,221	260,719	220,890
Parent Company [Member]
Cash flows from operating activities
Net loss	(449,631)	(327,692)	(46,726)	(16,096)
Interest paid	167,958	122,408
Net cash used in operating activities	(281,673)	(205,284)	(46,726)	(16,096)
Cash flows from investing activities
Cash generated from investing activities
Cash flows from financing activities
Amount due from subsidiaries	(7,630,277)	(5,560,946)
Proceed from IPO	7,713,440	5,621,555
Proceeds from other borrowings	816,928	595,377
Repayments of other borrowings	(595,150)	(433,745)
Amount due to a related party	(17,225)	(12,553)	46,726	16,096
Net cash generated from financing activities	287,716	209,688	46,726	16,096
Net increase in cash and cash equivalents	6,043	4,404
Cash and cash equivalents at the beginning of the year
Cash and cash equivalents at the end of the year	$ 6,043	£ 4,404